Commitments and Contingencies	9 Months Ended
Sep. 30, 2023
Commitments And Contingencies [Abstract]
Commitments and Contingencies

25. COMMITMENTS AND CONTINGENCIES
A) Commitments
Cenovus has entered into various commitments in the normal course of operations. Commitments that have original maturities less than one year are excluded from the table below. Future payments for the Company’s commitments are below:

As at September 30, 2023	Remainder of Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1) (2)	432	1,958	1,717	1,453	1,408	13,263	20,231
Product Purchases	393	779	—	—	—	—	1,172
Real Estate (3)	15	53	54	56	59	619	856
Obligation to Fund Equity-Accounted Affiliate (4)	25	105	96	96	91	145	558
Other Long-Term Commitments (5) (6)	284	185	163	151	142	948	1,873
Total Commitments	1,149	3,080	2,030	1,756	1,700	14,975	24,690
(1)Includes transportation commitments of $9.1 billion (December 31, 2022 – $9.1 billion) that are subject to regulatory approval or were approved, but are not yet in service. Terms are up to 20 years subsequent to the commencement of the contract. Estimated tolls reflect the original contract rate and are subject to change pending approval by the Canada Energy Regulator.
(2)As at September 30, 2023, the Company had commitments with HMLP that included $2.1 billion related to long-term transportation and storage commitments (December 31, 2022 – $2.2 billion).
(3)Relates to the non-lease components of lease liabilities consisting of operating costs and unreserved parking for office space. Excludes committed payments for which a provision was provided.
(4)Relates to funding obligations for HCML.
(5)Includes Cenovus’s proportionate share of the commitments related to WRB and joint arrangements in the Offshore segment.
(6)The Company acquired $538 million of commitments as part of the Toledo Acquisition on February 28, 2023.
There were outstanding letters of credit aggregating to $353 million (December 31, 2022 – $490 million) issued as security for financial and performance conditions under certain contracts.
B) Contingencies
Legal Proceedings
Cenovus is involved in a limited number of legal claims associated with the normal course of operations. Cenovus believes that any liabilities that might arise from such matters, to the extent not provided for, are not likely to have a material effect on its interim Consolidated Financial Statements.
Income Tax Matters
The tax regulations and legislation and interpretations thereof in the various jurisdictions in which Cenovus operates are continually changing. As a result, there are usually a number of tax matters under review. Management believes that the provision for taxes is adequate.